Staff costs	12 Months Ended
Dec. 31, 2022
Staff costs
Staff costs

8. Staff costs

The following table illustrates the personnel costs for the years 2022, 2021 and 2020.

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Wages and salaries	€(197,013)	€(175,167)	€(139,681)
Social security costs	(32,543)	(29,934)	(26,471)
Pension costs	(10,881)	(8,467)	(7,337)
Costs related to subscription right plans	(88,493)	(70,726)	(79,959)
Other personnel costs	(18,067)	(11,237)	(9,897)
Total personnel costs	€(346,997)	€(295,531)	€(263,345)